Supplement dated July 27, 2009,

supplementing the Statement of Additional Information,

dated May 1, 2009,

as may be revised or supplemented from time to time

of Hansberger International Series

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 800-414-6927

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI.

Effective immediately, the reference to “Evare LLC” in the fifth paragraph within the section “Portfolio Holdings” is hereby removed and replaced with “Brown Brothers Harriman & Co.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.